Restatement of Financial Statements	5 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Restatement of Financial Statements

Note 2 — Restatement of Financial Statements

In April 2021, the Company concluded that, because of a misapplication of the accounting guidance related to its Public and Private Placement warrants the Company issued in September 2020, the Company’s previously issued financial statements for the Affected Periods should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Periods included in this Annual Report.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”) (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on September 25, 2020 and September 29, 2020, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets, and after discussion and evaluation, including with the Company’s independent auditors, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.

Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40”). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on September 25, 2020 and September 29, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.

Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements for the periods beginning with the period from July 28, 2020 (inception) through December 31, 2020 (collectively, the “Affected Periods”) should be restated because of a misapplication in the guidance around accounting for certain of our outstanding warrants to purchase ordinary shares (the “Warrants”) and should no longer be relied upon. The Warrants were issued in connection with the Company’s Initial Public Offering of 25,000,000 Units and the sale of Private Placement warrants completed on September 25, 2020. Each Unit consists of one of the Company’s Class A ordinary shares, $0.0001 par value, and one-half of one redeemable warrant. Each whole Warrant entitles the holder to purchase one of Class A ordinary share at a price of $11.50 per share. The Warrants will expire worthless five years from the date of completion of our initial business combination. The material terms of the warrants are more fully described in Note 8 — Derivative Warrant Liabilities. See revised Footnote 9 — Fair Value Measurements.

Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

The tables below present the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported financial statements as of and for the year ended December 31, 2020.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$278,826,627	$—	$278,826,627
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$1,207,962	$—	$1,207,962
Deferred underwriting commissions	9,712,500	—	9,712,500
Derivative warrant liabilities	—	49,310,000	49,310,000
Total liabilities	10,920,462	49,310,000	60,230,462
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	262,906,160	(49,310,000)	213,596,160
Shareholders’ equity
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	146	493	639
Class B ordinary shares – $0.0001 par value	694	—	694
Additional paid-in-capital	6,283,496	32,423,118	38,706,614
Accumulated deficit	(1,284,331)	(32,423,611)	(33,707,942)
Total shareholders’ equity	5,000,005	—	5,000,005
Total liabilities and shareholders’ equity	$278,826,627	$—	$278,826,627

	Period From July 28, 2020 (inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations and Comprehensive Loss
Loss from operations	$(1,332,873)	$—	$(1,332,873)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(31,750,900)	(31,750,900)
Financing costs – derivative warrant liabilities	—	(672,711)	(672,711)
Interest earned on investments held in Trust Account	48,542	—	48,542
Total other (expense) income	48,542	(32,423,611)	(32,375,069)
Net loss	$(1,284,331)	$(32,423,611)	$(33,707,942)

Basic and Diluted weighted-average Class A ordinary shares outstanding	26,276,074	—	25,913,041
Basic and Diluted net loss per Class A share	$0.00	—	$0.00
Basic and Diluted weighted-average Class B ordinary shares outstanding	7,561,720	—	8,643,813
Basic and Diluted net loss per Class B share	$(0.18)	—	$(3.90)

	Period From July 28, 2020 (inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(1,284,331)	$(32,423,611)	$(33,707,942)
Adjustment to reconcile net loss to net cash used in operating activities	740,604	32,423,611	33,164,215
Net cash used in operating activities	(543,727)	—	(543,727)
Net cash used in investing activities	(277,500,000)	—	(277,500,000)
Net cash provided by financing activities	278,917,609	—	278,917,609
Net change in cash	$873,882	$—	$873,882

In addition, the impact to the balance sheet dated September 25, 2020, filed on Form 8-K on October 1, 2020 related to the impact of accounting for the public and private warrants as liabilities at fair value resulted in a $16.1 million increase to the derivative warrant liabilities line item at September 25. 2020 and offsetting decrease to the Class A common stock subject to possible redemption mezzanine equity line item. There is no change to total stockholders’ equity at the reported balance sheet date.

	As of September 25, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$252,456,400	$—	$252,456,400
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$1,109,161	$—	$1,109,161
Deferred underwriting commissions	8,750,000	—	8,750,000
Derivative warrant liabilities	—	16,090,000	16,090,000
Total liabilities	9,859,161	16,090,000	25,949,161
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	237,597,230	(16,090,000)	221,507,230
Shareholders’ equity
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	124	161	285
Class B ordinary shares – $0.0001 par value	719	—	719
Additional paid-in-capital	5,039,923	672,550	5,712,473
Accumulated deficit	(40,757)	(672,711)	(713,468)
Total shareholders’ equity	5,000,009	—	5,000,009
Total liabilities and shareholders’ equity	$252,456,400	$—	$252,456,400